ACQUISITIONS - INCOME STATEMENT (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue from affiliates	$ 34,868	$ 10,168	$ 67,713	$ 12,350
Operating and maintenance expenses	4,768	4,817	13,202	9,665
General and administrative expenses	3,729	1,609	6,791	2,406
Depreciation and amortization	1,637	868	3,270	1,729
Total costs and expenses	10,134	7,294	23,263	13,800
Income (loss) from operations	24,734	2,874	44,450	(1,450)
Interest expense, net and other financing costs	(4,624)	(285)	(6,418)	(283)
Amortization of loan fees	(306)	(73)	(467)	(73)
Net Income (loss)	19,804	2,516	37,565	(1,806)
Less: Net income (loss) attributable to Predecessor	221	(2,901)	1,274	(7,223)
Limited partners' interest in net income attributable to the Partnership	19,583	5,417	36,291	5,417
Predecessor [Member]
Revenue from affiliates		10,168		12,350
Operating and maintenance expenses		4,817		9,665
General and administrative expenses		1,609		2,406
Depreciation and amortization		868		1,729
Total costs and expenses		7,294		13,800
Income (loss) from operations		2,874		(1,450)
Interest expense, net and other financing costs		(285)		(283)
Amortization of loan fees		(73)		(73)
Net Income (loss)		2,516	0	(1,806)
Less: Net income (loss) attributable to Predecessor		(2,901)	1,274	(7,223)
Limited partners' interest in net income attributable to the Partnership		5,417		5,417
DCR West Rack Predecessor [Member]
Revenue from affiliates		0		0
Operating and maintenance expenses		0		0
General and administrative expenses		36		66
Depreciation and amortization		0		0
Total costs and expenses		36		66
Income (loss) from operations		(36)		(66)
Interest expense, net and other financing costs		0		0
Amortization of loan fees		0		0
Net Income (loss)		(36)		(66)
Less: Net income (loss) attributable to Predecessor		(36)		(66)
Limited partners' interest in net income attributable to the Partnership		0		0
Toledo Storage Facility [Member]
Revenue from affiliates		0		0
Operating and maintenance expenses		2,188		4,658
General and administrative expenses		30		60
Depreciation and amortization		398		783
Total costs and expenses		2,616		5,501
Income (loss) from operations		(2,616)		(5,501)
Interest expense, net and other financing costs		0		0
Amortization of loan fees		0		0
Net Income (loss)		(2,616)		(5,501)
Less: Net income (loss) attributable to Predecessor		(2,616)		(5,501)
Limited partners' interest in net income attributable to the Partnership		0		0
Delaware City Products Pipeline and Truck Rack [Member]
Revenue from affiliates	1,102	2,386	3,383	4,568
Operating and maintenance expenses	412	932	1,365	1,774
General and administrative expenses	382	116	481	220
Depreciation and amortization	90	186	276	371
Total costs and expenses	884	1,234	2,122	2,365
Income (loss) from operations	218	1,152	1,261	2,203
Interest expense, net and other financing costs	3	2	13	4
Amortization of loan fees	0	0	0	0
Net Income (loss)	221	1,154	1,274	2,207
Less: Net income (loss) attributable to Predecessor	221	1,154	1,274	2,207
Limited partners' interest in net income attributable to the Partnership	0	0	0	0
PBF Logistics LP [Member]
Revenue from affiliates	33,766	7,782	64,330	7,782
Operating and maintenance expenses	4,356	1,697	11,837	3,233
General and administrative expenses	3,347	1,427	6,310	2,060
Depreciation and amortization	1,547	284	2,994	575
Total costs and expenses	9,250	3,408	21,141	5,868
Income (loss) from operations	24,516	4,374	43,189	1,914
Interest expense, net and other financing costs	(4,627)	(287)	(6,431)	(287)
Amortization of loan fees	(306)	(73)	(467)	(73)
Net Income (loss)	19,583	4,014	36,291	1,554
Less: Net income (loss) attributable to Predecessor	0	(1,403)	0	(3,863)
Limited partners' interest in net income attributable to the Partnership	$ 19,583	$ 5,417	$ 36,291	$ 5,417